PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment

	As of December 31, 2024	As of December 31, 2025
Mining site assets	—	19,500,000
Office and electronic equipment	72,117	106,866
Less: accumulated depreciation	(6,657)	(808,941)
Property, plant and equipment, net	65,460	18,797,925